Long-Term Debt (Summary Of Aggregate Maturities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Long-Term Debt [Abstract]
2020	$ 1,533
2021	90
2022	703
Convertible notes, net	$ 2,326